Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Ownership %	47.40%	47.40%
Equity method investments	$ 832,295	$ 326,277
Citco | CTCO Holdings Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest held by noncontrolling owners	6.20%
Convertible Preferred Stock | Citco | CTCO Holdings Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest held by noncontrolling owners	15.40%
Enhanzed Re
Schedule of Equity Method Investments [Line Items]
Ownership %	47.40%	47.40%
Equity method investments	$ 330,289	$ 182,856
Citco
Schedule of Equity Method Investments [Line Items]
Ownership %		31.90%
Equity method investments	$ 53,022	$ 51,742
Citco | Ordinary Shares
Schedule of Equity Method Investments [Line Items]
Ownership %	31.90%
Monument Re
Schedule of Equity Method Investments [Line Items]
Ownership %	23.00%	23.50%
Equity method investments	$ 193,716	$ 60,598
Monument Re | Ordinary Shares
Schedule of Equity Method Investments [Line Items]
Ownership %	20.00%	20.00%
Clear Spring
Schedule of Equity Method Investments [Line Items]
Ownership %	0.00%	20.00%
Equity method investments	$ 0	$ 10,645
StarStone US
Schedule of Equity Method Investments [Line Items]
Ownership %	25.20%	0.00%
Equity method investments	$ 235,000	$ 0
Other
Schedule of Equity Method Investments [Line Items]
Ownership %	27.00%	30.00%
Equity method investments	$ 20,268	$ 20,436
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Unfunded commitments	$ 68,700